Parent company only condensed financial information	12 Months Ended
Dec. 31, 2018
Parent company only condensed financial information
Parent company only condensed financial information

26. Parent company only condensed financial information

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries.

The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

Condensed balance sheet (In thousands, except for share and per share data)

	As of December 31,
	2018	2018
	RMB	US$
		Note 2 (e)
ASSETS
Current assets:
Cash and cash equivalents	69,194	10,064
Prepayments and other current assets	143,464	20,866
Amounts due from subsidiaries of the Company	631,414	91,835
Amounts due from related parties	146,835	21,356
Total current assets	990,907	144,121
Non-current assets:
Investment in subsidiaries, VIEs and VIEs' subsidiaries	60,167	8,751
Long-term investments	17,564	2,555
Total non-current assets	77,731	11,306
TOTAL ASSETS	1,068,638	155,427

LIABILITIES
Current liabilities:
Accrued expenses and other liabilities	11,362	1,653
Total current liabilities	11,362	1,653
TOTAL LIABILITIES	11,362	1,653
Commitments and contingencies (Note 24)
INVESTED (DEFICIT)/SHAREHOLDERS’ EQUITY
Class A Ordinary Shares (US$0.000125 par value per share, 348,217,505 shares authorized; 213,811,958 shares issued and outstanding as of December 31, 2018; non authorized issued and outstanding as of December 31, 2017)	185	27
Class B Ordinary Shares (US$0.000125 par value per share, 51,782,495 shares authorized; 51,782,495 shares issued and outstanding as of December 31, 2018; non authorized issued and outstanding as of December 31, 2017)	43	6
Additional paid-in capital	1,896,993	275,906
Accumulated other comprehensive income	31,014	4,511
Accumulated deficit	(870,959)	(126,676)
TOTAL INVESTED (DEFICIT)/SHAREHOLDERS’ EQUITY	1,057,276	153,774
TOTAL LIABILITIES AND INVESTED (DEFICIT)/SHAREHOLDERS’ EQUITY	1,068,638	155,427

Condensed statements of operations and comprehensive loss (In thousands)

	For the year ended
	December 31,
	2018	2018
	RMB	US$
		Note 2 (e)
Cost of revenues:
Origination and servicing cost	(337)	(49)
Cost of revenues	(337)	(49)
Operating expenses:
Sales and marketing expenses	(11,137)	(1,620)
General and administrative expenses	(102,141)	(14,856)
Research and development expenses	(18,675)	(2,716)
Total operating expenses	(131,953)	(19,192)
Operating (loss)/income
Change in fair value of convertible loans	(9,552)	(1,389)
Equity in gain of subsidiaries, VIEs and VIE's subsidiaries	131,594	19,140
Share of loss from equity method investments	(1,690)	(246)
Other income, net	14,109	2,051
Income before income tax expense	2,171	315
Income tax expense	—	—
Net income	2,171	315
Other comprehensive income:
Foreign currency translation adjustments net of nil tax	30,173	4,388
Total other comprehensive income	30,173	4,388
Total comprehensive (loss)/income	32,344	4,703

Condensed statements of cash flows (in thousands)

	For the year ended
	December 31,
	2018	2018
	RMB	US$
		Note (e)

Net cash used in operating activities	(581,914)	(84,636)
Cash flows from investing activities:
Net cash advances to Jimu Parent	(146,835)	(21,356)
Short-term loan to a third party	(137,264)	(19,964)
Purchase of long-term investments	(19,259)	(2,801)
Net cash used in investing activities	(303,358)	(44,121)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	410,286	59,674
Proceeds from initial public offering and followed offering, net of issuance cost	316,451	46,026
Cash repayment to Jimu Parent	(818)	(119)
Proceeds from issuance of convertible loans	21,730	3,160
Net cash provided by financing activities	747,649	108,741
Effect of exchange rate changes on cash, cash equivalents and restricted time deposits	24,510	3,565
Net decrease in cash, cash equivalents and restricted time deposits	(113,113)	(16,451)
Cash and cash equivalents at beginning of the year	182,307	26,515
Cash and cash equivalents at end of the year	69,194	10,064